Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Stock options to purchase common stock	476,671	409,488	445,804	491,609
Warrants to purchase convertible preferred stock	72,322	-	24,107	-

	Decemeber 31,
	2012	2013
Convertible preferred stock	462,331,603	462,331,603
Stock options to purchase common stock	44,788,104	45,146,118
Warrants to purchase convertible preferred stock	24,299,963	24,299,963